Business and Summary of Significant Accounting Policies (Detail) - Dec. 31, 2014	USD ($) Payment Facility Office ATM
Business and Summary of Significant Accounting Policies [Abstract]
Number of banking offices | Office	21
Number of drive up banking facility | Facility	1
Number of automated teller machines | ATM	27
Maximum period of refinement	1 year
Loans [Abstract]
Consecutive payments	2
Minimum balance of impaired loans over which impairment method is applied | $	$ 250,000
Troubled Debt Restructurings (TDRs) [Abstract]
Period of performance, after which the Company evaluates TDRs that have subsequently been restructured and returned to market terms	12 months
Earnings Per Share [Abstract]
Company issued pro rata, common stock dividend (in hundredths)	10.00%
Minimum [Member] | Building and Improvements [Member]
Premises and Equipment [Abstract]
Estimated useful life	10 years
Minimum [Member] | Equipment, Fixtures and Automobiles [Member]
Premises and Equipment [Abstract]
Estimated useful life	3 years
Maximum [Member] | Building and Improvements [Member]
Premises and Equipment [Abstract]
Estimated useful life	40 years
Maximum [Member] | Equipment, Fixtures and Automobiles [Member]
Premises and Equipment [Abstract]
Estimated useful life	10 years
Core Deposits [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years
Core Deposits [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	15 years